Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	EVER
Entity Registrant Name	EverBank Financial Corp
Entity Central Index Key	0001502749
Entity Filer Category	Non-accelerated Filer